Exhibit 99.1

Capital One, National Association	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
	(b)	(c)	(#) (d)	($) (e)	(% of principal balance) (f)	(#) (g)	($) (h)	(% of principal balance) (i)	(#) (j)	($) (k)	(% of principal balance) (l)
asset_class
Chevy Chase Funding LLC 2003-4 CIK # N/A		Chevy Chase Bank, F.S.B.	1,738	$776,938,361	100%	0	$—	0%	0	$—	0%
Subtotal			1,738	$776,938,361		0	$—		0	$—
Chevy Chase Funding LLC 2004-1 CIK # N/A		Chevy Chase Bank, F.S.B.	3,113	$1,300,000,226	100%	0	$—	0%	0	$—	0%
Subtotal			3,113	$1,300,000,226		0	$—		0	$—
Chevy Chase Funding LLC 2004-2 CIK # N/A		Chevy Chase Bank, F.S.B.	2,383	$1,000,000,351	100%	0	$—	0%	0	$—	0%
Subtotal			2,383	$1,000,000,351		0	$—		0	$—
Chevy Chase Funding LLC 2004-3 CIK # N/A		Chevy Chase Bank, F.S.B.	4,138	$1,485,787,493	100%	0	$—	0%	0	$—	0%
Subtotal			4,138	$1,485,787,493		0	$—		0	$—
Chevy Chase Funding LLC 2004-4 CIK # N/A		Chevy Chase Bank, F.S.B.	3,133	$1,083,501,127	100%	0	$—	0%	0	$—	0%
Subtotal			3,133	$1,083,501,127		0	$—		0	$—
Chevy Chase Funding LLC 2004-A CIK # N/A		Chevy Chase Bank, F.S.B.	948	$290,897,993	100%	0	$—	0%	0	$—	0%
Subtotal			948	$290,897,993		0	$—		0	$—
Chevy Chase Funding LLC 2004-B CIK # N/A		Chevy Chase Bank, F.S.B.	1,574	$556,971,902	100%	0	$—	0%	0	$—	0%
Subtotal			1,574	$556,971,902		0	$—		0	$—
Chevy Chase Funding LLC 2005-1 CIK # N/A		Chevy Chase Bank, F.S.B.	3,133	$1,049,845,425	100%	4	$5,758,417	1%	0	$—	0%
Subtotal			3,133	$1,049,845,425		4	$5,758,417		0	$—
Chevy Chase Funding LLC 2005-2 CIK # N/A		Chevy Chase Bank, F.S.B.	2,384	$860,281,086	100%	8	$14,537,524	2%	0	$—	0%
Subtotal			2,384	$860,281,086		8	$14,537,524		0	$—
Chevy Chase Funding LLC 2005-3 CIK # N/A		Chevy Chase Bank, F.S.B.	2,330	$819,112,982	100%	11	$18,062,234	2%	0	$—	0%
Subtotal			2,330	$819,112,982		11	$18,062,234		0	$—
Chevy Chase Funding LLC 2005-4 CIK # N/A		Chevy Chase Bank, F.S.B.	1,180	$473,357,662	100%	17	$29,137,315	6%	0	$—	0%
Subtotal			1,180	$473,357,662		17	$29,137,315		0	$—
Chevy Chase Funding LLC 2005-A CIK # N/A		Chevy Chase Bank, F.S.B.	2,579	$584,704,615	100%	2	$1,038,710	0%	0	$—	0%
Subtotal			2,579	$584,704,615		2	$1,038,710		0	$—
Chevy Chase Funding LLC 2005-B CIK # N/A		Chevy Chase Bank, F.S.B.	1,517	$365,715,990	100%	0	$—	0%	0	$—	0%
Subtotal			1,517	$365,715,990		0	$—		0	$—
Chevy Chase Funding LLC 2005-C CIK # N/A		Chevy Chase Bank, F.S.B.	1,023	$488,511,902	100%	12	$17,145,209	4%	0	$—	0%
Subtotal			1,023	$488,511,902		12	$17,145,209		0	$—
Chevy Chase Funding LLC 2006-1 CIK # N/A		Chevy Chase Bank, F.S.B.	2,847	$1,005,746,518	100%	88	$33,157,772	3%	0	$—	0%
Subtotal			2,847	$1,005,746,518		88	$33,157,772		0	$—
Chevy Chase Funding LLC 2006-2 CIK # N/A		Chevy Chase Bank, F.S.B.	3,967	$1,387,884,270	100%	134	$48,036,888	3%	0	$—	0%
Subtotal			3,967	$1,387,884,270		134	$48,036,888		0	$—
Chevy Chase Funding LLC 2006-3 CIK # N/A		Chevy Chase Bank, F.S.B.	1,972	$855,410,958	100%	97	$55,590,675	6%	0	$—	0%
Subtotal			1,972	$855,410,958		97	$55,590,675		0	$—
Chevy Chase Funding LLC 2006-4 CIK # N/A		Chevy Chase Bank, F.S.B.	1,260	$562,937,487	100%	162	$92,747,419	16%	0	$—	0%
Subtotal			1,260	$562,937,487		162	$92,747,419		0	$—
Chevy Chase Funding LLC 2007-1 CIK # N/A		Chevy Chase Bank, F.S.B.	1,372	$667,667,707	100%	0	$—	0%	0	$—	0%
Subtotal			1,372	$667,667,707		0	$—		0	$—
Chevy Chase Funding LLC 2007-2 CIK # N/A		Chevy Chase Bank, F.S.B.	1,257	$719,104,090	100%	0	$—	0%	0	$—	0%
Subtotal			1,257	$719,104,090		0	$—		0	$—
Credit Suisse First Boston Mortgage Securities Corp 2002 P1 CIK #		Chevy Chase Bank, F.S.B.	1,085	$498,388,017	100%	0	$—	0%	0	$—	0%
Subtotal			1,085	$498,388,017		0	$—		0	$—

Total			44,933	$16,832,766,164		535	$315,212,163		0	$—

Capital One, National Association	Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
	(#)(m)	($) (n)	(% of principal balance) (o)	(#) (p)	($) (q)	(% of principal balance) (r)	(#) (s)	($) (t)	(% of principal balance) (u)	(#) (v)	($) (w)	(% of principal balance) (x)
asset_class
Chevy Chase Funding LLC 2003-4 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-1 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-2 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-3 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-4 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-A CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2004-B CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-1 CIK # N/A	4	$5,758,417	1%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	4	$5,758,417		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-2 CIK # N/A	8	$14,537,524	2%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	8	$14,537,524		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-3 CIK # N/A	11	$18,062,234	2%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	11	$18,062,234		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-4 CIK # N/A	17	$29,137,315	6%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	17	$29,137,315		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-A CIK # N/A	2	$1,038,710	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	2	$1,038,710		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-B CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2005-C CIK # N/A	12	$17,145,209	4%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	12	$17,145,209		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2006-1 CIK # N/A	88	$33,157,772	3%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	88	$33,157,772		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2006-2 CIK # N/A	133	$47,931,413	3%	0	$—	0%	0	$—	0%	1	$105,475	0%
Subtotal	133	$47,931,413		0	$—		0	$—		1	$105,475
Chevy Chase Funding LLC 2006-3 CIK # N/A	97	$55,590,675	6%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	97	$55,590,675		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2006-4 CIK # N/A	161	$92,453,734	16%	0	$—	0%	0	$—	0%	1	$293,685	0%
Subtotal	161	$92,453,734		0	$—		0	$—		1	$293,685
Chevy Chase Funding LLC 2007-1 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Chevy Chase Funding LLC 2007-2 CIK # N/A	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—
Credit Suisse First Boston Mortgage Securities Corp 2002 P1 CIK #	0	$—	0%	0	$—	0%	0	$—	0%	0	$—	0%
Subtotal	0	$—		0	$—		0	$—		0	$—

Total	533	$314,813,003		0	$—		0	$—		2	$399,161

1.	We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) requesting all Reportable Information from the trustee that is within their respective possession and which has not been previously provided to us. The information in this Form ABS-15G has not been verified by any third party. While we have requested Reportable Information from the trustee as to investor demands that occurred during the reporting period, we have not undertaken to independently verify that the information received is accurate or complete.

2.	Assets included in the “Assets That Were Subject of Demand” column includes assets where a demand was made during the reporting period and assets where a demand was made prior to the reporting period and the demand was either resolved during the reporting period or was the subject of other activity during the reporting period.

3.	Where an affiliate of the securitizer is the servicer, the outstanding principal balance of each asset is the principal balance as of the end of the reporting period or the latest principal balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period. Where an affiliate of the securitizer is no longer the servicer, the outstanding principal balance of each asset is the most recent balance available for assets that remain in the pool at the time servicing was released and the outstanding principal balance of the entire asset pool as of the last day of the reporting period used in all percentage of principal balance calculations is based upon the trustee monthly servicer report. Historically, where servicing has been released, we have made requests to the trustee for the relevant Covered Transactions for information regarding assets that were subject of demand, including the current outstanding principal balance of those assets. In February, 2012, we received notice from the trustee that they would no longer provide such information. Securing this information from other sources would involve an unreasonable effort and expense.

4.	“Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

5.	“Assets Pending Repurchase or Replacement” includes repurchase demands that are subject to a transaction’s cure period at the end of the quarter, as well as assets where a decision to repurchase, replace or make-whole had been approved but such action had not been completed as of the end of the reporting period.

6.	“Demand in Dispute” shows all assets where, as of the end of the reporting period, either the demands were still under review or, in the case of demands that were rejected, the rejection has been disputed by the requesting party.

7.	“Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the party that made the demand, as of the end of the reporting period. This column represents a final decision on the asset after which no further reporting will occur, unless there has been additional activity.

8.	“Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, as of the end of the reporting period. This column represents a final decision on the asset after which no further reporting will occur, unless there has been additional activity.

9.	For assets where more than one activity occurred during the reporting period, only the most recent activity is reported above, provided that an asset subject of a demand to repurchase will be listed in both the “Assets That Were Subject of Demand” column as well as an additional column showing the most recent status during the reporting period.